Other Borrowed Funds (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Other Borrowed Funds

Other borrowed funds consist of the following:

		June 30, 2014		December 31, 2013
	Matures During Year Ending December 31,	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)

FHLB advances	2018	$10,000	2.33%	$10,000	2.33%
Repurchase agreements		3,540	0.10	2,636	0.10
Long term lease obligation		241	2.46	241	2.46

		$13,781	1.76%	$12,877	1.88%

Other borrowed funds consist of the following:

		December 31, 2013			March 31, 2013
			Weighted			Weighted
	Matures During Year		Average	Matures During Year		Average
	Ending December 31,	Amount	Rate	Ending March 31,	Amount	Rate
	(Dollars in thousands)
FHLB advances:	2014	$—	—%	2014	$11,500	1.93%
	2018	10,000	2.33	2018	100,000	3.36
	2019	—	0.00	2019	86,000	2.87

Total FHLB advances		10,000	2.33		197,500	3.06
Credit agreement		—	—		116,300	15.00
Repurchase agreements		2,636	0.10		3,425	0.14
Long term lease obligation		241	2.46		—	—

		$12,877	1.88%		$317,225	7.41%